Gabriella Saenz

Counsel

720 E. Wisconsin Avenue

Milwaukee, WI 53202-4797

414-665-8704 office

gabriellasaenz@northwesternmutual.com

May 1, 2019

Securities and Exchange Commission

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-8629

Re:	NML Variable Annuity Account A (Fee-Based)

Post-Effective Amendment No. 16 to

Form N-4 Registration Statement (“Registration Statement”)

File No. 333-133380 and 811-21887

EDGAR CIK: 0000790162

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and the Statement of Additional Information dated May 1, 2019 for the above-referenced entity do not differ from that contained in the Post-Effective Amendment No. 16 (the “Amendment”) to the Registration Statement on Form N-4. The Registration Statement was filed electronically with the Securities and Exchange Commission with a filing date of April 26, 2019.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ GABRIELLA SAENZ

Gabriella Saenz

Counsel